Summary of Fair Value and Related Notional Amounts of Derivative Instruments (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Summary of fair value of derivative instruments
Embedded derivatives, Fair value	$ 627	$ 984